Condensed Statements of Income and Comprehensive Income (Detail) - USD ($) $ in Thousands	3 Months Ended							6 Months Ended		12 Months Ended
	Jun. 30, 2018	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Operating Income
General, administrative and other expense		$ 3,456	$ 3,365	$ 3,334	$ 3,345	$ 3,251	$ 3,141			$ 3,494	$ 3,333
Income Before Income Taxes and Equity in Undistributed Income of Subsidiary	$ 1,462	1,548	1,331	1,219	1,314	1,296	1,218	$ 2,808	$ 2,550	5,590	5,160
Income Tax Benefits	(250)	(548)	(415)	(369)	(386)	(389)	(373)	(448)	(784)	(2,044)	(1,580)
Net Income	1,212	$ 1,000	916	$ 850	$ 928	$ 907	$ 845	2,360	1,766	3,546	3,580
Comprehensive Income	$ 1,291		$ 1,009					$ 2,269	$ 2,014	3,580	3,307
Parent Company [Member]
Operating Income
Dividends from subsidiary										2,035	4,701
Interest and dividend income from securities and federal funds										1	7
Total operating income										2,036	4,708
General, administrative and other expense										1,961	1,651
Income Before Income Taxes and Equity in Undistributed Income of Subsidiary										75	3,057
Income Tax Benefits										416	484
Income Before Equity in Undistributed Income of Subsidiary										491	3,541
Equity in Undistributed Income of Subsidiary										3,055	39
Net Income										3,546	3,580
Comprehensive Income										$ 3,578	$ 3,307